Document and Entity Information	Aug. 31, 2020
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	SOUTHWESTERN ELECTRIC POWER COMPANY
Entity File Number	1-3146
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	72-0323455
Entity Address, Address Line One	1 Riverside Plaza,
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	(614)
Local Phone Number	716-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000092487
Amendment Flag	false
Current Fiscal Year End Date	--12-31